Share Capital (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the years ended April 30, 2025, 2024 and 2023, including the fair value determined using the Black-Scholes option pricing model:

grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
May 15, 2022(2)	80,000	5.79	Employees	3.79	0%	77%	2.73%	5.0 years	$0.3 million
February 19, 2023(1)	29,060	4.10(7)	Directors	4.10(7)	0%	77%	3.57%	4.0 years	$0.1 million
February 19, 2023(2)	609,452	4.10(7)	Officers and employees	4.10(7)	0%	77%	3.57%	5.0 years	$2.2 million
January 19, 2024(6)	240,000	1.48(7)	Directors	1.48(7)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
May 23, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(6)	8,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(6)	12,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(6)	12,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(6)	4,000	1.47(7)	Employees	1.47(7)	0%	77%	3.68%	10 years	$6 thousand
August 3, 2024(6)	799,767	0.86(7)	Officers and employees	0.86(7)	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)
Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)
Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)
Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(5)
Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(6)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(7)
Priced in U.S.$

Summary of Changes in Stock Option

The changes in the stock options for the years ended April 30, 2025, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,884,428	8.03	3.27
Granted	332,000	2.02	—
Expired	(577,335)	7.15	—
Forfeited	(117,726)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	7.17	3.47
Granted	799,767	1.22	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Unvested	(661,194)	1.30	9.02
Exercisable, April 30, 2025	1,266,731	7.98	2.06

Summary of Options Outstanding

Details of the options outstanding as at April 30, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Exercisable
September 1, 2025	8.50	0.34	220,000	—	220,000
January 6, 2026	20.30	0.69	138,000	—	138,000
January 2, 2026	6.89	0.68	5,650	-	5,650
January 7, 2027	7.94	1.69	235,000	—	235,000
January 13, 2027	8.30	1.71	16,000	-	16,000
May 15, 2027	5.79	2.04	64,000	-	64,000
February 19, 2027(2)	5.81	1.81	7,265	-	7,265
February 19, 2028(2)	5.81	2.81	475,452	-	475,452
January 19, 2034(3)	2.10	3.73	95,558	21,111	74,447
January 4, 2033(4)	2.08	7.69	8,000	3,667	4,333
January 23, 2033(4)	2.08	7.74	8,000	3,667	4,333
March 1, 2033(4)	2.08	7.84	8,000	4,000	4,000
April 2, 2033(4)	2.08	7.93	4,000	2,083	1,917
May 8, 2033(4)	2.08	8.03	4,000	2,167	1,833
June 11, 2033(4)	2.08	8.12	8,000	4,500	3,500
August 8, 2033(4)	2.08	8.28	4,000	2,417	1,583
November 13, 2033(4)	2.08	8.55	8,000	5,333	2,667
January 1, 2034(4)	2.08	8.68	12,000	8,500	3,500
February 1, 2034(4)	2.08	8.76	4,000	2,917	1,083
February 19, 2034(4)	2.08	8.81	8,000	5,833	2,167
August 2, 2034(4)	1.22	9.26	595,000	595,000	—
	5.69	4.45	1,927,925	661,194	1,266,731

(1)
Exercise price of U.S.$7.72. The figure in the table above is translated at the April 30, 2025 rate.
(2)
Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2025 rate.
(3)
Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2025 rate.
(4)
Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2025 rate.

Summary of Changes in Finder's Warrants

The changes in the finder’s warrants for the years ended April 30, 2025, 2024 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023	130,111	22.77	2.77
Issued	56,650	1.37	4.61
Balance, April 30, 2024	186,761	16.44	2.62
Balance, April 30, 2025	186,761	17.02	1.62

Details of Finder's Warrants Outstanding

Details of the finder’s warrants outstanding as at April 30, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	23.81	0.76	130,111
December 8, 2028(2)	1.42	3.61	56,650

(1)
Exercise price of U.S.$16.81. The figure in the table above is translated at the April 30, 2025 rate.
(2)
Exercise price of U.S.$1.00. The figure in the table above is translated at the April 30, 2025 rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of April 30, 2025:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025 (outstanding)	46,000	0.42
Unvested	(39,771)	0.42
Vested and outstanding, April 30, 2025	6,229	0.42